UNITED STATES
		     SECURITIES AND EXCHANGE COMMISSION
		          Washington, D.C. 20549

				Form 13F-HR

			     FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: 	 September 30, 2012
					      -----------------------


Check here if Amendment [ ]; Amendment Number:
						-------------
	This Amendment (Check only one.):	[ ] is a restatement.
                                		[ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name: 	   Jaffetilchin Investment Partners, LLC
Address:   15350 N. Florida Ave
	   Tampa, FL 33613


Form 13F File Number: 028-12539

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete,and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:	 Scott Jones
Title:   Compliance Officer
Phone:	 813-963-2500


Signature, Place, and Date of Signing:

/S/ Scott Jones      	Tampa,FL	  11/7/2012
-------------------    -----------	  -------------
[Signature]            [City, State]      [Date]


Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

					FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:            0
                                        --------------

Form 13F Information Table Entry Total:      143
                                        --------------

Form 13F Information Table Value Total:   95,720.49
                                        --------------
                                          (thousands)



List of Other Included Managers:

NONE


Provide a numbered list of the names and Form 13F file numbers of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

If there are no entries in this list, state NONE and omit the column headings and list entries.

No.    Form 13F File Number    Name
NONE   NONE                    None

										                                   VOTING
Name of Issuer                          TITLE     CUSIP       Value     SHARES/  SH/PRN OR  INVESTMENT   OTHER    AUTHORITY
				        OF CLASS              (x$1000)  PRN AMT  PUT/CALL   DISCRETION 	MANAGERS    SOLE
--------------------------------------- ------- ------------- --------- -------- ---------- ----------  -------- ------------

Abbott Laboratories                     CS	002824100	854.18	12,459	    SH		SOLE	N/A	 12,459
Aetna Inc New Com                	CS	00817Y108	228.18	5,762	    SH		SOLE	N/A	 5,762
Aflac Inc                               CS	001055102	258.12	5,391	    SH		SOLE	N/A	 5,391
Agrium Inc     			        CS	008916108	443.64	4,288	    SH		SOLE	N/A	 4,288
Alexion Pharm Inc.                      CS	015351109	693.61	6,063	    SH		SOLE	N/A	 6,063
Alliance Data Sys Corp                  CS	018581108	988.40	6,963	    SH		SOLE	N/A	 6,963
Altera Corp                             CS	021441100	205.56	6,046	    SH		SOLE	N/A	 6,046
Altria Group Inc                        CS	02209S103	580.00	17,370	    SH		SOLE	N/A	 17,370
Ameresco Inc Com    		        CS	02361E108	501.45	42,460	    SH		SOLE	N/A	 42,460
American Cap Agy Corp Com               CS	02503X105	608.39	17,584	    SH		SOLE	N/A	 17,584
American Express Co                     CS	025816109	417.18	7,337	    SH		SOLE	N/A	 7,337
American Wtr Wks Co Inc New Com         CS	030420103	607.04	16,380	    SH		SOLE	N/A	 16,380
Annaly Capital Management Inc Com 	CS	035710409	531.48	31,561	    SH		SOLE	N/A	 31,561
Ansys Inc                               CS	03662Q105	278.55	3,795	    SH		SOLE	N/A	 3,795
Apple Inc                               CS	037833100     3,311.55	4,964	    SH		SOLE	N/A	 4,964
At&T Inc Com                		CS	00206R102	345.77	9,172	    SH		SOLE	N/A	 9,172
Bed Bath & Beyond Inc                	CS	075896100	218.30	3,465	    SH		SOLE	N/A	 3,465
Biogen Idec Inc                         CS	09062X103	704.42	4,721	    SH		SOLE	N/A	 4,721
Ca Inc Com                              CS	12673P105	678.26	26,325	    SH		SOLE	N/A	 26,325
Capstead Mtg Corp Com No Par            CS	14067E506	463.76	34,378	    SH		SOLE	N/A	 34,378
Carmax Inc                              CS	143130102	212.50	7,509	    SH		SOLE	N/A	 7,509
Catamaran Corp Com Npv                  CS	148887102	238.95	2,439	    SH		SOLE	N/A	 2,439
Cf Inds Hldgs Inc Com                   CS	125269100	652.97	2,938	    SH		SOLE	N/A	 2,938
Chevron Corp New                        CS	166764100	512.85	4,400	    SH		SOLE	N/A	 4,400
Chipotle Mexican Grill Inc              CS	169656105	236.57	745	    SH		SOLE	N/A	 745
Church & Dwight Inc                     CS	171340102	231.46	4,287	    SH		SOLE	N/A	 4,287
Cisco Sys Inc                           CS	17275R102	590.53	30,926	    SH		SOLE	N/A	 30,926
Citrix Systems Inc                      CS	177376100	491.47	6,422	    SH		SOLE	N/A	 6,422
Clean Energy Fuels  Corp                CS	184499101	206.77	15,700	    SH		SOLE	N/A	 15,700
Cnooc Ltd Sponsored Adr                 CS	126132109	238.01	1,174	    SH		SOLE	N/A	 1,174
Coach Inc                               CS	189754104	248.00	4,427	    SH		SOLE	N/A	 4,427
Cummins Inc Formerlycummins En		CS	231021106	220.94	2,396	    SH		SOLE	N/A	 2,396
Delta Air Lines Inc Del Com New         CS	247361702	118.81	12,971	    SH		SOLE	N/A	 12,971
Diamond Offshore Drilling Inc           CS	25271C102	257.19	3,908	    SH		SOLE	N/A	 3,908
Digital Rlty Tr Inc Com                 CS	253868103	240.98	3,450	    SH		SOLE	N/A	 3,450
Discovery Hldg Co Com Ser A             CS	25468Y107	471.73	7,915	    SH		SOLE	N/A	 7,915
Dollar Gen Corp                         CS	256669102	781.29	15,159	    SH		SOLE	N/A	 15,159
Dollar Tree Inc Com                     CS	256746108	567.21	11,746	    SH		SOLE	N/A	 11,746
Dr Pepper Snapple Group Inc Com         CS	26138E109	413.82	9,293	    SH		SOLE	N/A	 9,293
Ecolab Inc                              CS	278865100	408.63	6,305	    SH		SOLE	N/A	 6,305
Enterprise Products Pptns Lp            CS	293792107	792.69	14,789	    SH		SOLE	N/A	 14,789
Equinix Inc New                         CS	29444U502	275.69	1,338	    SH		SOLE	N/A	 1,338
Exxon Mobil Corp                        CS	30231G102	866.21	9,472	    SH		SOLE	N/A	 9,472
F5 Networks Inc                         CS	315616102	232.41	2,221	    SH		SOLE	N/A	 2,221
Facebook Inc Com    		        CS	30303M102	567.02	26,178	    SH		SOLE	N/A	 26,178
Fifth Third Bancorp                     CS	316773100	155.24	10,012	    SH		SOLE	N/A	 10,012
Flowserve Corp                          CS	34354P105	706.15	5,528	    SH		SOLE	N/A	 5,528
Foot Locker Inc                         CS	344849104	471.33	13,277	    SH		SOLE	N/A	 13,277
Fortinet Inc Com    		        CS	34959E109	241.68	10,020	    SH		SOLE	N/A	 10,020
Gartner Inc Com                	        CS	366651107	242.30	5,257	    SH		SOLE	N/A	 5,257
Genuine Parts Co                        CS	372460105	224.59	3,680	    SH		SOLE	N/A	 3,680
Gilead Sciences Inc                     CS	375558103	785.55	11,843	    SH		SOLE	N/A	 11,843
Hain Celestial Groupinc                 CS	405217100	321.43	5,102	    SH		SOLE	N/A	 5,102
Halliburton Co      		        CS	406216101	263.67	7,826	    SH		SOLE	N/A	 7,826
Harris Corp Del                         CS	413875105	462.31	9,026	    SH		SOLE	N/A	 9,026
Hershey Co                              CS	427866108	258.82	3,651	    SH		SOLE	N/A	 3,651
Hollyfrontier Corporation Com 		CS	436106108	309.48	7,499	    SH		SOLE	N/A	 7,499
Idexx Labs Corp                         CS	45168D104	505.59	5,089	    SH		SOLE	N/A	 5,089
Imperial Oil Ltd Com New                CS	453038408	412.34	8,958	    SH		SOLE	N/A	 8,958
Intl Business Mach                      CS	459200101	222.49	1,073	    SH		SOLE	N/A	 1,073
Intuitive Surgical Inc Com New          CS	46120E602	485.72	980	    SH		SOLE	N/A	 980
Ishares Barclays Treas Inflation        ETF	464287176	250.46	2,057	    SH		SOLE	N/A	 2,057
Ishares Gold TRUST Ishares              ETF	464285105     1,409.11	81,593	    SH		SOLE	N/A	 81,593
Ishares Silver Tr Ishares               ETF	46428Q109     1,429.60	42,700	    SH		SOLE	N/A	 42,700
Ishares Tr Msci Eafe Index Fd 	        ETF	464287465	465.06	8,775	    SH		SOLE	N/A	 8,775
Ishares Tr Msci Emerging Mkts 		ETF	464287234	459.08	11,109	    SH		SOLE	N/A	 11,109
Ishares Tr S&P 500 Index Fd             ETF	464287200     3,381.47	23,417	    SH		SOLE	N/A	 23,417
Ishares Tr S&P U S Pfd Stk Index        ETF	464288687     7,594.21	190,522	    SH		SOLE	N/A	 190,522
Johnson & Johnson                       CS	478160104	362.82	5,265	    SH		SOLE	N/A	 5,265
Joy Global Inc                          CS	481165108	227.27	4,054	    SH		SOLE	N/A	 4,054
Jpmorgan Chase & Co Alerian Mlp	        ETN     46625H365     7,885.80	194,976	    SH		SOLE	N/A	 194,976
Kla-Tencor Corp Frmly Kla Inst     	CS	482480100	502.29	10,529	    SH		SOLE	N/A	 10,529
Kyocera Corp Adr-Each Cnv To 1  	CS	501556203	237.59	2,747	    SH		SOLE	N/A	 2,747
Life Technologies Corp Com              CS	53217V109	704.20	14,414	    SH		SOLE	N/A	 14,414
Lilly Eli & Co                          CS	532457108	528.53	11,148	    SH		SOLE	N/A	 11,148
Limited Brands Inc                      CS	532716107	423.59	8,599	    SH		SOLE	N/A	 8,599
Linkedin Corp Com          		CS	53578A108	294.38	2,445	    SH		SOLE	N/A	 2,445
Lkq Corp                                CS	501889208	247.12	13,376	    SH		SOLE	N/A	 13,376
Marathon Petroleum Corp Com	        CS	56585A102	511.29	9,366	    SH		SOLE	N/A	 9,366
Market Vectors Etf Tr Gold Miners       ETF	57060U100     1,415.54	26,365	    SH		SOLE	N/A	 26,365
Market Vectors Etf Tr JR Gold Mines     ETF	57060U589	358.44	14,500	    SH		SOLE	N/A	 14,500
Market Vectors Etf Tr Lehman Bros       ETF	57060U878     1,760.96	53,411	    SH		SOLE	N/A	 53,411
Market Vectors Tr Russia Etf            ETF	57060U506	690.96	24,000	    SH		SOLE	N/A	 24,000
Marsh & Mclennan Cos                    CS	571748102	240.02	7,074	    SH		SOLE	N/A	 7,074
Mastercard Inc Cl A                     CS	57636Q104	439.29	973	    SH		SOLE	N/A	 973
METLIFE INC                             CS	59156R108	230.61	6,692	    SH		SOLE	N/A	 6,692
Mfa Mtg Invts Inc                       CS	55272X102	507.98	59,762	    SH		SOLE	N/A	 59,762
Microsoft Corp                          CS	594918104	270.10	9,076	    SH		SOLE	N/A	 9,076
Mobile Telesystems  Ojsc                CS	607409109	224.80	12,831	    SH		SOLE	N/A	 12,831
Monster Beverage Corp                   CS	611740101	523.68	9,687	    SH		SOLE	N/A	 9,687
Netease Com Inc                         CS	64110W102	241.23	4,297	    SH		SOLE	N/A	 4,297
Norfolk Southern Crp                    CS	655844108	323.49	5,084	    SH		SOLE	N/A	 5,084
Novo Nordisk A/S Adr Fmly Novo          CS	670100205	918.14	5,818	    SH		SOLE	N/A	 5,818
Nvidia Corp                             CS	67066G104	140.07	10,500	    SH		SOLE	N/A	 10,500
O Reilly Automotive Inc                 CS	67103H107	561.42	6,714	    SH		SOLE	N/A	 6,714
Oracle Corporation                      CS	68389X105	891.61	28,341	    SH		SOLE	N/A	 28,341
Panera Bread Company Cl A               CS	69840W108	291.20	1,704	    SH		SOLE	N/A	 1,704
Pearson Plc Spons Adr                   CS	705015105	224.91	11,510	    SH		SOLE	N/A	 11,510
Perrigo Co                              CS	714290103	441.33	3,799	    SH		SOLE	N/A	 3,799
Petsmart Inc                            CS	716768106	317.93	4,609	    SH		SOLE	N/A	 4,609
Polo Ralph Lauren Corp Cl A             CS	731572103	234.26	1,549	    SH		SOLE	N/A	 1,549
Powershares Qqq Tr Unit Ser 1           ETF	73935A104     2,005.98	29,255	    SH		SOLE	N/A	 29,255
Priceline Com Inc Com New               CS	741503403	224.10	362	    SH		SOLE	N/A	 362
Procter & Gamble Co                     CS	742718109	302.17	4,357	    SH		SOLE	N/A	 4,357
Rackspace Hosting Inc Com               CS	750086100	292.51	4,426	    SH		SOLE	N/A	 4,426
Resmed Inc                              CS	761152107	313.84	7,755	    SH		SOLE	N/A	 7,755
Rex Energy Corp                         CS	761565100	133.45	10,000	    SH		SOLE	N/A	 10,000
Ross Stores Inc                         CS	778296103	954.58	14,779	    SH		SOLE	N/A	 14,779
Sandisk Corp                            CS	80004C101	430.00	9,901	    SH		SOLE	N/A	 9,901
Sanofi-Aventis      		        CS	80105N105	452.95	10,519	    SH		SOLE	N/A	 10,519
Sap Ag Spon Adr                         CS	803054204	244.02	3,421	    SH		SOLE	N/A	 3,421
Sasol Ltd Spon Adr                      CS	803866300	231.95	5,203	    SH		SOLE	N/A	 5,203
Scripps Networks Interactive            CS	811065101	629.94	10,288	    SH		SOLE	N/A	 10,288
Sherwin Williams Co                     CS	824348106	431.09	2,895	    SH		SOLE	N/A	 2,895
Simon Ppty Grp Inc                	CS	828806109	658.25	4,336	    SH		SOLE	N/A	 4,336
Spdr Ser Tr S&P Bk         		ETF	78464A797     1,547.50	65,907	    SH		SOLE	N/A	 65,907
Spdr Ser Tr Lehman Intl Treas           ETF	78464A516	947.81	15,389	    SH		SOLE	N/A	 15,389
Sprint Nextel Corp Fon Shs              CS	852061100	55.20	10,000	    SH		SOLE	N/A	 10,000
Starbucks Corp                          CS	855244109	343.00	6,764	    SH		SOLE	N/A	 6,764
Streettracks Gold Trgold Shs            ETF	78463V107     2,315.70	13,472	    SH		SOLE	N/A	 13,472
Suntrust Banks Inc                      CS	867914103	460.74	16,298	    SH		SOLE	N/A	 16,298
Symantec Corp                           CS	871503108	463.61	25,792	    SH		SOLE	N/A	 25,792
Target Corp                             CS	87612E106	423.60	6,674	    SH		SOLE	N/A	 6,674
Teradata Corp Del Com                   CS	88076W103	670.62	8,893	    SH		SOLE	N/A	 8,893
Tesoro Corp Com     			CS	881609101	378.07	9,023	    SH		SOLE	N/A	 9,023
Tjx Companies Inc                       CS	872540109	588.50	13,139	    SH		SOLE	N/A	 13,139
Tractor Supply Co                       CS	892356106	519.07	5,249	    SH		SOLE	N/A	 5,249
Transdigm Group Inc Com                 CS	893641100     1,055.09	7,437	    SH		SOLE	N/A	 7,437
Ulta Salon Cosmetics &                  CS	90384S303	701.97	7,289	    SH		SOLE	N/A	 7,289
UnderArmour Inc Cl A                    CS	904311107	832.31	14,908	    SH		SOLE	N/A	 14,908
Union Pacific Corp                      CS	907818108	681.81	5,744	    SH		SOLE	N/A	 5,744
Urban Outfitters Inc                    CS	917047102	462.89	12,324	    SH		SOLE	N/A	 12,324
US Bancorp Del Com New                  CS	902973304	462.51	13,484	    SH		SOLE	N/A	 13,484
Valspar Corp                            CS	920355104	271.02	4,831	    SH		SOLE	N/A	 4,831
Vanguard Whitehall Fds High D	        ETF	921946406	294.73	5,848	    SH		SOLE	N/A	 5,848
Verisign Inc                            CS	92343E102     1,060.37	21,778	    SH		SOLE	N/A	 21,778
Verizon Communications     	        CS	92343V104	494.05	10,842	    SH		SOLE	N/A	 10,842
Visa Inc Com Cl A                       CS	92826C839	281.32	2,095	    SH		SOLE	N/A	 2,095
Wal-Mart Stores Inc                     CS	931142103	946.35	12,823	    SH		SOLE	N/A	 12,823
Western Digital Corpdel                 CS	958102105	228.58	5,902	    SH		SOLE	N/A	 5,902
Westport Innovationsinc Com Npv         CS	960908309	292.32	10,500	    SH		SOLE	N/A	 10,500
Wisdomtree Tr Divid Ex F         	ETF	97717W406     4,105.06	72,836	    SH		SOLE	N/A	 72,836
Wisdomtree Tr Intl Divid Ex       	ETF	97717W786	308.78	7,712	    SH		SOLE	N/A	 7,712



